Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Interest-bearing loans and borrowings

18. Interest-bearing loans and borrowings

	Year ended December 31
	2017	2018
	(in £)
Novartis Notes – see Note 18a	1,977,393	2,038,881
Bank loan – see Note 18b	18,774,924	19,445,756

At December 31	20,752,317	21,484,637

Current	1,939,806	6,837,884
Non-current	18,812,511	14,646,753

18a. Convertible loan note

On June 3, 2016, the Company issued 3,463,563 £1 unsecured convertible loan notes (“Novartis Notes”) to Novartis Pharma AG, a shareholder of the Company (see Note 26) in consideration for an investment in cash by Novartis at the time of the private placement on June 9, 2016. The Novartis Notes attract an interest rate of 4% per annum, accruing daily, and constitute direct, unsecured obligations of the Company ranking ahead of any other unsecured obligations of the Company.

On April 26, 2017 Novartis converted £1,398,553 of loan notes into 632,829 ordinary shares at the fixed conversion price of £2.21 per share. This has been recorded as a £1,187,974 reduction in interest-bearing loans and borrowings, a reduction in other capital reserves of £208,680 and a reduction in accumulated losses of £62,375. Under the terms of the notes, Novartis also received 588,532 bonus shares. Novartis holds £2,065,011 principal value of notes at December 31, 2017 representing 934,394 ordinary shares if converted, together with 864,988 potential bonus shares; together these represent 2.5% of the current share capital of the Company as at December 31, 2017.

In August 2017, in connection with the new loan agreements (see Note 18b), Novartis agreed to amend the terms of its Novartis Notes. Under the revised terms of the Novartis Notes, the loan is subordinated to the Silicon Valley Bank and Kreos Capital loan such that Novartis shall be entitled, at any time up to the repayment of the foregoing loan, being March 2, 2021, to serve a conversion notice on the Company to convert all or some only of the outstanding Novartis Notes into fully paid ordinary shares at a conversion price of £2.21 per share. To the extent the Novartis Notes are not converted at that date, the outstanding principal amount of the Novartis Notes, together with any accrued and unconverted interest, is redeemable. Upon conversion of any Novartis Notes, in addition to the relevant number of conversion shares, Novartis is entitled to receive an additional number of ordinary shares in the Company equal to the number of conversion shares into which such Novartis Notes are to convert, multiplied by 0.93, up to a maximum aggregate number of 864,988 such bonus shares.

The value of the debt component of the notes at the date of issue was calculated as £2,946,761. The cash flows attached to the note up to the maturity date were calculated and discounted at an appropriate venture debt rate of 10%. The carrying amount at December 31, 2018 is £2,038,881 (2017: £1,977,393). The Group has applied IFRS 9 Financial Instruments in full without restating comparatives with an initial date of application of January 1, 2018 (see Note 2.2).

The value of the equity component of the Notes at December 31, 2018 was calculated as £308,123 (2017: £308,123).

18b. Bank loan

On August 7, 2017, the Group entered into a loan agreement with Silicon Valley Bank and Kreos Capital V (UK) Limited, which provides for total borrowings of £0 million and the issue of warrants over shares in the Company (see Note 20). £10.0 million was drawn down on each of August 21, 2017 (Tranche 1) and December 29, 2017 (Tranche 2) for general working capital purposes. The Group was obligated to make interest-only payments on the loan amount until September 30, 2018, and thereafter the Group was obligated to pay interest and principal in 30 equal monthly instalments until March 31, 2021, the maturity date. The loan bore interest at an annual fixed rate equal to 9.0%. In addition, a final payment of 7.5% of the principal loan amount was due upon the earlier of the maturity date, prepayment in whole of the loan amount, mandatory repayment, acceleration of the loan, and the loan becoming immediately due and payable due to an event of default. The loan was secured by substantially all of the Group’s assets, including intellectual property rights owned or controlled by the Group. The terms of the debt facility included an interest-only period to September 30, 2018, a 30-month capital and interest repayment period thereafter, a 9% headline interest rate and customary security over all assets of the Group.

The fair value of warrants issued as part of Tranche 1 on August 21, 2017 was £657,676. The fair value of the loan liability of Tranche 1 on August 21, 2017 was £9,342,324. Application of the effective interest method was required to accrete the initial loan liability value up to the face value of the loan at the end of the loan term. This non-cash interest charge was to be made in each statutory reporting period. The annual value of this interest charge was £182,133, which was an effective interest rate of 1.95%.

The fair value of warrants issued as part of Tranche 2 on December 29, 2017 was £634,335. The fair value of the loan liability of Tranche 2 on December 29, 2017 was £9,365,665. Application of the effective interest method was required to accrete the initial loan liability value up to the face value of the loan at the end of the loan term. This non-cash interest charge was to be made in each statutory reporting period. The annual value of this interest charge is £194,892, which was an effective interest rate of 2.08%.

On 30 September 2018 (the “modification date”), the Group and the lender signed a revised loan agreement (the “new loan”), with the intention that this would replace the old loan (with the proceeds of the new loan being used to settle the old loan). The new loan is viewed as a modification of the original loan because it was agreed with the same lenders as under the old loan and the old loan was not repayable at par with no penalty.

The new loan has a principal amount of £20,455,000 and will mature on March 1, 2021, unless extended on reaching certain milestones.

The Group is obligated to make interest-only payments on the loan amount until April 30, 2019, and thereafter the Group is obligated to pay interest and principal in 23 equal monthly instalments until March 31, 2021, the maturity date. The loan bears interest at an annual fixed rate equal to 8.5%. In addition, a final payment of 10.5% of the principal loan amount is due upon the earlier of the maturity date, prepayment in whole of the loan amount, mandatory repayment, acceleration of the loan, and the loan becoming immediately due and payable due to an event of default. The loan is secured by substantially all of the Group’s assets, including intellectual property rights owned or controlled by the Group. The terms of the debt facility include an interest-only period to April 30, 2019, a 23-month capital and interest repayment period thereafter, a 8.5% headline interest rate and customary security over all assets of the Group.

The modification loss is calculated as the difference in the present value of the cash flows under the original and modified terms.

The modification loss has been calculated accordingly in the amount of £730,037 and has been recognized in profit and loss as of the date of the modification.

The old loan was not derecognized; instead, at the point of modification, the carrying value of the loan was revised to reflect the new cash flows discounted by the original EIR as well as costs and fees incurred for the modification and any cash paid to or received from the lender under the terms of the new loan. Once the carrying amount of the liability was adjusted for costs and fees incurred as part of the modification, the EIR was recalculated to spread those costs and fees over the life of the modified liability.

On the modification date, the Group issued 225,974 additional warrants (“additional warrants”), for nil consideration, to the lender with the same key terms as the original warrants. The fair value of the additional warrants as of their grant date (30 September 2018) was £375,343.

The total carrying value of the loan at December 31, 2018 was £19,445,756 (2017: £18,774,924). £6,837,884 (2017: £1,939,806) is a current liability and £12,607,872 (2017: £16,835,118) is a non-current liability. A total of £781,998 (2017: £66,935) of non-cash interest has been charged to the statement of comprehensive loss in the period.